Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are any such matters that will have a material effect on the financial statements that are not currently accrued for. However, in light of the uncertainties inherent in these matters, it is possible that the ultimate resolution may have a material adverse effect on BMT’s results of operations for a particular period, and future changes in circumstances or additional information could result in accruals or resolution in excess of established accruals, which could adversely affect BMT’s results of operations, potentially materially.

Note 5 — Commitments and Contingencies

Underwriting Agreement

The Company had granted the underwriters a 45-day option to purchase up to 2,250,000 additional Units to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. On September 21, 2018, the underwriters exercised a partial exercise of their overallotment option and purchased 1,928,889 units at a purchase price of $10.00 per unit.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or approximately $3 million in the aggregate at the closing of the Initial Public Offering and $192,889 in conjunction with the underwriters’ partial exercise of its overallotment option. In addition, the underwriters are entitled to a deferred underwriting commissions of $0.40 per unit, or approximately $6 million in the aggregate from the closing of the Initial Public Offering and $771,556 from the underwriters’ partial exercise of its overallotment option will be payable to the underwriters. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.